Consolidated Balance Sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 2,938	$ 4,824
Accounts receivable, net of allowance for doubtful accounts of $143 (2010) and $2,220 (2009)	49,672	44,666
Federal income tax receivable	0	12,355
Prepaid and other assets	16,583	14,940
Current assets discontinued operations	48,723	48,956
Total current assets	117,916	125,741
Property and equipment, net	23,502	20,978
Intangible assets, net	26,262	29,586
Goodwill	25,796	25,912
Other assets	1,642	2,852
Non-current assets discontinued operations	93,156	102,249
TOTAL ASSETS	288,274	307,318
Current liabilities:
Accounts payable	33,957	27,500
Amounts payable to related parties	859	129
Accrued and other current liabilities	20,148	15,103
Current liabilities discontinued operations	32,357	29,377
Current maturity of long-term debt	0	13,500
Total current liabilities	87,321	85,609
Long-term debt	136,407	122,262
Deferred tax liability	24,188	34,114
Due to Gores	10,222	11,165
Other liabilities	15,951	12,018
Non-current liabilities discontinued operations	20,177	24,166
TOTAL LIABILITIES	294,266	289,334
Commitments and Contingencies	0	0
Stockholders' (Deficit) Equity
Common stock	213	205
Additional paid-in capital	88,652	81,268
Net unrealized gain	0	111
Accumulated Deficit	(94,857)	(63,600)
TOTAL STOCKHOLDERS’ (DEFICIT) EQUITY	(5,992)	17,984
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY	288,274	307,318
Common Class B [Member]
Stockholders' (Deficit) Equity
Common stock	$ 0	$ 0